Bank and Other Borrowings	6 Months Ended
Jun. 30, 2025
Bank and Other Borrowings [Abstract]
BANK AND OTHER BORROWINGS
15	BANK AND OTHER BORROWINGS

	December 31, 2024	June 30, 2025
	RM	RM	US$
Bank borrowings
- Current	117,300	-	-
- Non-current	98,059	-	-
Total bank borrowings	215,359	-	-

Other borrowings – current	600,000	600,000	142,426

Total borrowings	815,359	600,000	142,426

The Company borrowings is presented as:
Current	717,300	600,000	142,426
Non-current	98,059	-	-
Total borrowings	815,359	600,000	142,426

Notes:

(A)	Bank borrowings:

This is made up of the following loans:

Loan 1 :

A principal amount of RM 150,000 from a financial institution, which charged an interest rate at 5.00% per annum and repayable over 60 months in equal monthly instalments (principal and interest) of RM 3,318. The maturity date is June 2023.

As of the end of the reporting period, the loan has been fully settled.

Loan 2 :	A principal amount of RM 200,000 from a financial institution, which charged an interest rate at 3.50% per annum and repayable over 60 months in equal monthly instalments (principal and interest) of RM 3,639. The maturity date is June 2026.

Loan 3 :	A principal amount of RM 300,000 from a financial institution, which charged a fixed interest rate at 3.50% per annum and repayable over 60 months in equal monthly instalments (principal and interest) of RM 6,136. The maturity date is October 2026.

On April 23, 2025, all bank borrowings have been derecognised due to disposal of Imej Jiwa Communication Sdn Bhd.

(A)	Other borrowings

This relates to redeemable preference shares issued by a subsidiary. The redeemable preference shares are liability in nature as the subsidiary has to redeem the shares at a particular date by paying agreed amount to the holder of the shares. Non-discretionary dividends paid on redeemable preference shares is recorded as expenses in income statement as any return paid towards liabilities is treated as an interest expense in the income statement.

The redeemable preference shares have a face value of RM 600,000 representing 600,000 shares at RM 1.00 each. It is redeemable at a fair value of RM 600,000.